UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2017

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to loss due to adverse occurrences that may affect that industry or sector. The Funds’ emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. See the prospectus for specific risks regarding the Funds.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	O’Shares FTSE Russell Small Cap Quality Dividend ETF
6	O’Shares FTSE Russell International Quality Dividend ETF
12	Statements of Assets and Liabilities
13	Statements of Operations
14	Statements of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
28	Expense Examples
29	Additional Information

The O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index, FTSE Developed ex US Qual/Vol/Yield 5% Capped Factor Index (the “Indexes”) (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Index to the adviser or to its clients. The Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE-Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

O’Shares FTSE Russell Small Cap Quality Dividend ETF (OUSM)

The Fund seeks to track the performance, before fees and expenses, of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index (the “U.S. Small Cap Target Index”). The U.S. Small Cap Target Index is designed to reflect the performance of publicly-listed small capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
STERIS plc	1.8%
HealthSouth Corp.	1.4%
Watsco, Inc.	1.4%
Vail Resorts, Inc.	1.3%
Healthcare Services Group, Inc.	1.3%
Hubbell, Inc.	1.2%
OGE Energy Corp.	1.2%
FactSet Research Systems, Inc.	1.1%
Williams-Sonoma, Inc.	1.1%
Six Flags Entertainment Corp.	1.0%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	17.2%
Consumer Staples	3.5%
Energy	0.3%
Financials	11.0%
Health Care	5.1%
Industrials	17.8%
Information Technology	7.2%
Materials	6.6%
Real Estate	20.0%
Telecommunication Services	1.4%
Utilities	9.6%
Other(1)	0.3%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

i

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

O’Shares FTSE Russell International Quality Dividend ETF (ONTL)

The Fund seeks to track the performance, before fees and expenses, of the FTSE Developed ex US Qual/Vol/Yield 5% Capped Factor Index (the “International Target Index”). The International Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying international issuers exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Exchange Traded Fund	1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nestle SA (Registered)	3.7%
Roche Holding AG – Genusschein	3.4%
Novartis AG (Registered)	3.2%
Samsung Electronics Co. Ltd.	2.6%
TOTAL SA	2.0%
GlaxoSmithKline plc	2.0%
Sanofi	1.8%
British American Tobacco plc	1.6%
Siemens AG (Registered)	1.5%
Novo Nordisk A/S, Class B	1.5%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	8.6%
Consumer Staples	14.7%
Energy	5.3%
Financials	8.3%
Health Care	15.8%
Industrials	15.3%
Information Technology	3.9%
Materials	5.1%
Real Estate	8.4%
Telecommunication Services	8.5%
Utilities	5.6%
Other(1)	0.5%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

FTSE Developed ex US Qual/Vol/Yield Factor
5% Capped Index — Country Exposure

Country	% of Index
Australia	8.4%
Austria	0.1%
Belgium	0.5%
Canada	8.1%
Denmark	2.0%
Finland	1.7%
France	10.3%
Germany	7.3%
Hong Kong	3.5%
Israel	0.2%
Italy	1.8%
Japan	10.3%
Netherlands	2.7%
New Zealand	1.1%
Norway	0.6%
Portugal	0.2%
Singapore	1.3%
South Korea	3.5%
Spain	2.8%
Sweden	2.7%
Switzerland	13.5%
United Kingdom	17.4%
100.0%

ii

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 0.1%
National Presto Industries, Inc.	663	$65,935
Air Freight & Logistics – 0.1%
Forward Air Corp.	2,378	136,592
Airlines – 0.1%
Allegiant Travel Co.	353	54,627
Auto Components – 0.7%
LCI Industries	4,163	541,190
Superior Industries International, Inc.	4,358	64,716
		605,906
Banks – 1.9%
Bank of Hawaii Corp.	1,351	115,781
City Holding Co.	526	35,489
Columbia Banking System, Inc.	1,700	73,848
Community Bank System, Inc.	1,556	83,635
Community Trust Bancorp, Inc.	598	28,166
CVB Financial Corp.	3,052	71,905
First Financial Bancorp	1,831	48,247
First Financial Corp.	284	12,879
FNB Corp.	10,969	151,592
Glacier Bancorp, Inc.	2,196	86,500
Hope Bancorp, Inc.	3,687	67,288
NBT Bancorp, Inc.	1,275	46,920
PacWest Bancorp	4,839	243,886
Park National Corp.	602	62,608
Sandy Spring Bancorp, Inc.	811	31,645
Stock Yards Bancorp, Inc.	598	22,545
Trustmark Corp.	2,092	66,651
Umpqua Holdings Corp.	7,423	154,398
United Bankshares, Inc.	3,801	132,085
Valley National Bancorp	8,860	99,409
Washington Trust Bancorp, Inc.	598	31,843
WesBanco, Inc.	1,217	49,471
Westamerica Bancorp	824	49,069
		1,765,860
Building Products – 1.1%
Lennox International, Inc.	3,188	663,933
Simpson Manufacturing Co., Inc.	6,246	358,583
		1,022,516
Capital Markets – 4.6%
Artisan Partners Asset Management, Inc., Class A	3,963	156,538
BGC Partners, Inc., Class A	11,451	173,025
Cohen & Steers, Inc.	1,984	93,823
Eaton Vance Corp.	7,956	448,639
Evercore, Inc., Class A	1,760	158,400
FactSet Research Systems, Inc.	5,327	1,026,833

Investments	Number of Shares	Value
Federated Investors, Inc., Class B	8,844	$319,092
Greenhill & Co., Inc.	2,192	42,744
Lazard Ltd., Class A	11,715	615,037
Legg Mason, Inc.	3,744	157,173
LPL Financial Holdings, Inc.	3,125	178,562
Morningstar, Inc.	1,510	146,425
MSCI, Inc.	3,523	445,800
OM Asset Management plc	4,984	83,482
Waddell & Reed Financial, Inc., Class A	6,681	149,254
		4,194,827
Chemicals – 3.6%
A Schulman, Inc.	3,333	124,154
Cabot Corp.	7,018	432,239
Innophos Holdings, Inc.	4,294	200,658
NewMarket Corp.	1,076	427,592
Olin Corp.	24,726	879,751
RPM International, Inc.	15,579	816,651
Sensient Technologies Corp.	5,728	419,003
		3,300,048
Commercial Services & Supplies – 5.6%
Brady Corp., Class A	7,076	268,180
Covanta Holding Corp.	13,552	229,029
Essendant, Inc.	3,454	32,019
Healthcare Services Group, Inc.	22,072	1,163,636
Herman Miller, Inc.	9,529	381,637
HNI Corp.	6,934	267,444
KAR Auction Services, Inc.	16,801	848,619
Knoll, Inc.	8,502	195,886
LSC Communications, Inc.	6,136	92,960
McGrath RentCorp	3,063	143,900
MSA Safety, Inc.	2,787	216,048
Pitney Bowes, Inc.	60,778	679,498
Rollins, Inc.	8,363	389,130
Steelcase, Inc., Class A	13,424	204,045
		5,112,031
Communications Equipment – 1.4%
ADTRAN, Inc.	17,754	343,540
InterDigital, Inc.	12,533	954,388
		1,297,928
Containers & Packaging – 1.9%
AptarGroup, Inc.	4,573	394,558
Graphic Packaging Holding Co.	28,995	447,973
Sonoco Products Co.	16,884	897,216
		1,739,747
Distributors – 0.8%
Pool Corp.	5,655	733,171
Diversified Consumer Services – 0.1%
Capella Education Co.	1,421	109,985

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Diversified Telecommunication Services – 1.1%
ATN International, Inc.	2,099	$115,991
Cogent Communications Holdings, Inc.	17,245	781,198
Consolidated Communications Holdings, Inc.	11,387	138,808
		1,035,997
Electric Utilities – 5.2%
ALLETE, Inc.	4,551	338,412
El Paso Electric Co.	3,133	173,412
Great Plains Energy, Inc.	19,488	628,293
Hawaiian Electric Industries, Inc.	11,696	422,810
IDACORP, Inc.	4,158	379,875
MGE Energy, Inc.	3,075	194,033
OGE Energy Corp.	32,188	1,059,307
Otter Tail Corp.	4,137	183,890
PNM Resources, Inc.	5,305	214,587
Portland General Electric Co.	9,342	425,808
Westar Energy, Inc.	14,687	775,474
		4,795,901
Electrical Equipment – 1.2%
Hubbell, Inc.	7,949	1,075,818
Electronic Equipment, Instruments & Components – 1.7%
AVX Corp.	9,265	160,285
FLIR Systems, Inc.	11,233	523,682
National Instruments Corp.	16,404	682,899
Vishay Intertechnology, Inc.	10,003	207,562
		1,574,428
Energy Equipment & Services – 0.2%
Oceaneering International, Inc.	8,848	187,047
Equity Real Estate Investment Trusts (REITs) – 19.8%
Acadia Realty Trust	4,096	112,067
Alexander's, Inc.	204	80,753
American Assets Trust, Inc.	1,444	55,219
American Campus Communities, Inc.	5,924	243,062
Apartment Investment & Management Co., Class A	4,551	198,924
Apple Hospitality REIT, Inc.	17,289	339,037
Brandywine Realty Trust	6,109	111,123
Brixmor Property Group, Inc.	20,897	389,938
Camden Property Trust	8,510	783,431
CBL & Associates Properties, Inc.	9,515	53,855
Chesapeake Lodging Trust	4,763	129,030
Colony NorthStar, Inc., Class A	39,150	446,701
Columbia Property Trust, Inc.	4,616	105,937
CoreCivic, Inc.	7,159	161,077
CoreSite Realty Corp.	2,046	233,039
Cousins Properties, Inc.	17,080	157,990
CubeSmart	10,638	307,651
DCT Industrial Trust, Inc.	3,559	209,198

Investments	Number of Shares	Value
DDR Corp.	8,801	$78,857
DiamondRock Hospitality Co.	13,624	153,815
Douglas Emmett, Inc.	4,566	187,480
EastGroup Properties, Inc.	2,586	228,551
Education Realty Trust, Inc.	2,733	95,436
Empire State Realty Trust, Inc., Class A	3,692	75,797
EPR Properties	6,144	402,186
Equity Commonwealth*	8,664	264,339
Equity LifeStyle Properties, Inc.	5,294	471,272
First Industrial Realty Trust, Inc.	7,497	235,931
Four Corners Property Trust, Inc.	5,527	142,044
Franklin Street Properties Corp.	3,826	41,091
Gaming and Leisure Properties, Inc.	22,380	828,060
GEO Group, Inc. (The)	7,356	173,602
Getty Realty Corp.	2,650	71,974
Global Net Lease, Inc.	3,213	66,124
Government Properties Income Trust	6,188	114,725
Gramercy Property Trust	4,715	125,702
Healthcare Realty Trust, Inc.	7,546	242,378
Healthcare Trust of America, Inc., Class A	8,180	245,727
Hersha Hospitality Trust	3,746	65,180
Highwoods Properties, Inc.	5,660	288,151
InfraREIT, Inc.	1,572	29,208
Kilroy Realty Corp.	5,914	441,480
Kite Realty Group Trust	2,381	46,668
Lamar Advertising Co., Class A	9,953	738,911
LaSalle Hotel Properties	11,359	318,847
Lexington Realty Trust	16,000	154,400
Life Storage, Inc.	3,117	277,631
LTC Properties, Inc.	4,146	180,558
Mack-Cali Realty Corp.	4,778	103,014
Medical Properties Trust, Inc.	27,244	375,422
National Health Investors, Inc.	4,282	322,777
National Retail Properties, Inc.	11,433	493,105
Omega Healthcare Investors, Inc.	16,598	457,109
Outfront Media, Inc.	8,045	186,644
Pebblebrook Hotel Trust	3,406	126,601
Physicians Realty Trust	7,847	141,168
Piedmont Office Realty Trust, Inc., Class A	8,772	172,019
Potlatch Corp.	1,347	67,215
PS Business Parks, Inc.	1,499	187,510
QTS Realty Trust, Inc., Class A	1,411	76,420
Ramco-Gershenson Properties Trust	5,632	82,959
Rayonier, Inc.	11,840	374,499
Retail Opportunity Investments Corp.	4,501	89,795
Retail Properties of America, Inc., Class A	18,382	247,054
Rexford Industrial Realty, Inc.	2,118	61,761
RLJ Lodging Trust	14,717	323,332
Ryman Hospitality Properties, Inc.	4,565	315,076
Sabra Health Care REIT, Inc.	8,638	162,135

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Saul Centers, Inc.	811	$50,079
Select Income REIT	4,425	111,200
Senior Housing Properties Trust	13,951	267,162
Spirit Realty Capital, Inc.	17,955	154,054
STAG Industrial, Inc.	4,352	118,940
STORE Capital Corp.	9,402	244,828
Summit Hotel Properties, Inc.	9,854	150,076
Tanger Factory Outlet Centers, Inc.	11,171	296,143
Taubman Centers, Inc.	4,623	302,483
Universal Health Realty Income Trust	798	59,938
Urban Edge Properties	7,357	187,530
Urstadt Biddle Properties, Inc., Class A	2,448	53,220
Washington Prime Group, Inc.	6,475	46,102
Washington REIT	6,876	213,981
WP Carey, Inc.	8,244	568,012
Xenia Hotels & Resorts, Inc.	6,677	144,156
		18,237,676
Food & Staples Retailing – 0.2%
SpartanNash Co.	3,388	90,392
Weis Markets, Inc.	1,690	69,949
		160,341
Food Products – 2.1%
B&G Foods, Inc.	6,676	234,661
Bob Evans Farms, Inc.	2,502	197,208
Flowers Foods, Inc.	34,919	674,286
Fresh Del Monte Produce, Inc.	3,406	162,364
J&J Snack Foods Corp.	1,845	280,126
Lancaster Colony Corp.	3,131	404,557
		1,953,202
Gas Utilities – 2.1%
National Fuel Gas Co.	7,429	407,926
Northwest Natural Gas Co.	2,716	162,009
ONE Gas, Inc.	3,626	265,641
South Jersey Industries, Inc.	6,616	206,618
Southwest Gas Holdings, Inc.	4,645	373,830
UGI Corp.	11,709	549,737
		1,965,761
Health Care Equipment & Supplies – 2.1%
Meridian Bioscience, Inc.	15,528	217,392
STERIS plc	19,257	1,684,410
		1,901,802
Health Care Providers & Services – 2.0%
HealthSouth Corp.	26,154	1,292,269
Owens & Minor, Inc.	29,701	560,755
		1,853,024
Hotels, Restaurants & Leisure – 7.4%
Bloomin' Brands, Inc.	9,516	203,072
Brinker International, Inc.	12,391	481,266

Investments	Number of Shares	Value
Cheesecake Factory, Inc. (The)	10,894	$524,873
Cracker Barrel Old Country Store, Inc.	4,852	770,934
DineEquity, Inc.	2,522	127,941
Dunkin' Brands Group, Inc.	9,201	593,189
Extended Stay America, Inc.	21,370	406,030
International Game Technology plc	9,718	257,624
International Speedway Corp., Class A	2,167	86,355
Jack in the Box, Inc.	3,554	348,683
Papa John's International, Inc.	2,187	122,713
Six Flags Entertainment Corp.	14,359	955,879
Sonic Corp.	4,557	125,226
Speedway Motorsports, Inc.	1,766	33,324
Texas Roadhouse, Inc.	9,460	498,353
Vail Resorts, Inc.	5,803	1,232,963
		6,768,425
Household Durables – 1.3%
Ethan Allen Interiors, Inc.	3,544	101,358
La-Z-Boy, Inc.	4,637	144,674
MDC Holdings, Inc.	5,116	163,098
Tupperware Brands Corp.	12,528	785,506
		1,194,636
Household Products – 0.3%
WD-40 Co.	2,239	264,202
Independent Power and Renewable Electricity Producers – 0.1%
Pattern Energy Group, Inc.	6,382	137,149
Industrial Conglomerates – 1.1%
Carlisle Cos., Inc.	7,607	864,535
Raven Industries, Inc.	3,068	105,386
		969,921
Insurance – 2.0%
American Financial Group, Inc.	2,169	235,423
American National Insurance Co.	212	27,189
AmTrust Financial Services, Inc.	2,792	28,115
Argo Group International Holdings Ltd.	833	51,354
Aspen Insurance Holdings Ltd.	2,027	82,296
Assured Guaranty Ltd.	3,542	119,968
FBL Financial Group, Inc., Class A	355	24,726
First American Financial Corp.	6,738	377,598
Horace Mann Educators Corp.	1,243	54,816
Infinity Property & Casualty Corp.	426	45,156
Maiden Holdings Ltd.	2,934	19,364
Mercury General Corp.	1,282	68,510
ProAssurance Corp.	2,718	155,334
RLI Corp.	3,533	214,312
Safety Insurance Group, Inc.	1,030	82,812
Validus Holdings Ltd.	4,955	232,489
		1,819,462

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Internet & Direct Marketing Retail – 0.2%
HSN, Inc.	5,026	$202,799
Internet Software & Services – 0.6%
NIC, Inc.	34,176	567,322
IT Services – 2.7%
Convergys Corp.	10,410	244,635
CSG Systems International, Inc.	10,483	459,365
EVERTEC, Inc.	6,407	87,456
Jack Henry & Associates, Inc.	8,025	938,604
ManTech International Corp., Class A	3,745	187,962
Sabre Corp.	26,063	534,291
		2,452,313
Leisure Products – 0.1%
Sturm Ruger & Co., Inc.	1,634	91,259
Life Sciences Tools & Services – 1.0%
Bio-Techne Corp.	7,235	937,294
Machinery – 4.3%
Crane Co.	4,684	417,906
Donaldson Co., Inc.	12,581	615,840
Graco, Inc.	15,543	702,854
Hillenbrand, Inc.	6,473	289,343
ITT, Inc.	6,927	369,694
Lincoln Electric Holdings, Inc.	4,815	440,958
Tennant Co.	1,584	115,078
Timken Co. (The)	7,751	380,962
Toro Co. (The)	9,459	617,010
		3,949,645
Media – 2.2%
Cinemark Holdings, Inc.	13,669	475,954
John Wiley & Sons, Inc., Class A	8,109	533,167
Meredith Corp.	5,252	346,895
National CineMedia, Inc.	7,838	53,769
Regal Entertainment Group, Class A	21,235	488,617
Scholastic Corp.	2,997	120,210
		2,018,612
Metals & Mining – 0.0%(a)
Haynes International, Inc.	1,427	45,735
Mortgage Real Estate Investment Trusts (REITs) – 2.2%
Anworth Mortgage Asset Corp.	4,629	25,182
Apollo Commercial Real Estate Finance, Inc.	12,456	229,813
Blackstone Mortgage Trust, Inc., Class A	4,700	151,246
Capstead Mortgage Corp.	4,003	34,626
Chimera Investment Corp.	16,808	310,612
CYS Investments, Inc.	4,883	39,210
Invesco Mortgage Capital, Inc.	6,110	108,941
MFA Financial, Inc.	29,959	237,275

Investments	Number of Shares	Value
New Residential Investment Corp.	21,869	$391,018
PennyMac Mortgage Investment Trust	3,050	49,014
Redwood Trust, Inc.	3,950	58,539
Starwood Property Trust, Inc.	10,343	220,823
Two Harbors Investment Corp.	11,422	185,722
		2,042,021
Multiline Retail – 0.3%
Big Lots, Inc.	4,987	280,020
Multi-Utilities – 1.1%
Avista Corp.	5,092	262,187
NorthWestern Corp.	4,847	289,366
Vectren Corp.	7,689	499,939
		1,051,492
Oil, Gas & Consumable Fuels – 0.1%
Ship Finance International Ltd.	8,042	124,651
Paper & Forest Products – 1.1%
Domtar Corp.	10,429	516,444
Neenah Paper, Inc.	2,516	228,075
Schweitzer-Mauduit International, Inc.	4,957	224,850
		969,369
Professional Services – 0.5%
Exponent, Inc.	2,234	158,837
Forrester Research, Inc.	4,345	192,049
Insperity, Inc.	1,728	99,101
		449,987
Real Estate Management & Development – 0.2%
HFF, Inc., Class A	2,940	143,002
RMR Group, Inc. (The), Class A	330	19,569
		162,571
Road & Rail – 0.4%
Ryder System, Inc.	4,485	377,502
Software – 0.7%
Progress Software Corp.	15,803	672,734
Specialty Retail – 3.1%
American Eagle Outfitters, Inc.	23,415	440,202
Buckle, Inc. (The)	6,332	150,385
Chico's FAS, Inc.	24,599	216,963
Children's Place, Inc. (The)	1,516	220,351
Dick's Sporting Goods, Inc.	11,793	338,931
DSW, Inc., Class A	11,831	253,302
Finish Line, Inc. (The), Class A	6,336	92,062
Guess?, Inc.	9,057	152,882
Williams-Sonoma, Inc.	19,793	1,023,298
		2,888,376
Textiles, Apparel & Luxury Goods – 1.0%
Carter's, Inc.	7,689	903,381

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Thrifts & Mortgage Finance – 0.3%
Capitol Federal Financial, Inc.	5,927	$79,481
Dime Community Bancshares, Inc.	1,097	22,982
Northwest Bancshares, Inc.	3,263	54,590
Oritani Financial Corp.	1,783	29,241
Provident Financial Services, Inc.	2,045	55,154
TFS Financial Corp.	1,695	25,323
TrustCo Bank Corp.	3,532	32,495
		299,266
Tobacco – 0.9%
Universal Corp.	4,207	220,867
Vector Group Ltd.	25,657	574,204
		795,071
Trading Companies & Distributors – 2.8%
Applied Industrial Technologies, Inc.	4,508	306,995
Kaman Corp.	2,180	128,271
MSC Industrial Direct Co., Inc., Class A	8,628	833,982
Watsco, Inc.	7,413	1,260,507
		2,529,755
Transportation Infrastructure – 0.7%
Macquarie Infrastructure Corp.	10,260	658,692

Investments	Number of Shares	Value
Water Utilities – 1.0%
American States Water Co.	2,369	$137,189
Aqua America, Inc.	15,715	616,499
California Water Service Group	3,206	145,392
		899,080
Wireless Telecommunication Services – 0.3%
Telephone & Data Systems, Inc.	9,191	255,510
Total Common Stocks (Cost $88,735,027)		91,658,422
Total Investments — 99.7% (Cost $88,735,027)		91,658,422
Other Assets Less Liabilities — 0.3%		292,596
Net Assets — 100.0%		$91,951,018
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,496,635
Aggregate gross unrealized depreciation	(1,561,299)
Net unrealized appreciation	$2,935,336
Federal income tax cost of investments (including derivative contracts, if any)	$88,723,086

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 98.7%
Aerospace & Defense – 1.0%
BAE Systems plc	8,494	$65,839
Cobham plc*	4,784	8,174
Meggitt plc	1,456	9,497
Safran SA	499	51,477
Singapore Technologies Engineering Ltd.	6,200	15,124
Thales SA	224	24,176
		174,287
Air Freight & Logistics – 1.0%
bpost SA	720	21,947
Deutsche Post AG (Registered)	2,747	131,119
Royal Mail plc	3,810	23,322
		176,388
Airlines – 0.2%
Air New Zealand Ltd.	201	456
Japan Airlines Co. Ltd.	600	23,478
Singapore Airlines Ltd.	1,600	12,775
		36,709
Auto Components – 2.3%
Bridgestone Corp.	2,600	120,895
Cie Generale des Etablissements Michelin	539	77,376
Continental AG	161	43,509
Denso Corp.	1,300	78,046
GKN plc	5,362	23,168
Magna International, Inc.	896	50,945
Nokian Renkaat OYJ	288	13,072
		407,011
Banks – 3.3%
Bank of Montreal	904	72,575
Bank of Nova Scotia (The)	1,813	117,379
Canadian Imperial Bank of Commerce	752	73,547
Royal Bank of Canada	2,211	181,140
Toronto-Dominion Bank (The)	2,623	154,183
		598,824
Beverages – 1.1%
Diageo plc	5,156	190,063
Building Products – 0.6%
Assa Abloy AB, Class B	1,005	20,916
Cie de Saint-Gobain	827	45,661
Geberit AG (Registered)	96	42,272
		108,849
Capital Markets – 1.5%
3i Group plc	4,176	51,604
Ashmore Group plc	1,392	7,628
ASX Ltd.	626	26,861
CI Financial Corp.	1,848	43,908

Investments	Number of Shares	Value
IGM Financial, Inc.	488	$17,196
IOOF Holdings Ltd.	874	7,328
Partners Group Holding AG	48	32,903
Perpetual Ltd.	288	10,891
Platinum Asset Management Ltd.	1,047	6,314
Singapore Exchange Ltd.	5,500	30,620
Thomson Reuters Corp.	848	37,082
		272,335
Chemicals – 3.2%
Agrium, Inc.	316	36,464
Akzo Nobel NV	425	37,265
BASF SE	1,265	139,354
Croda International plc	272	16,278
Daicel Corp.	800	9,104
DuluxGroup Ltd.	1,296	7,765
EMS-Chemie Holding AG (Registered)	16	10,680
Evonik Industries AG	578	21,773
FUCHS PETROLUB SE	96	4,654
FUCHS PETROLUB SE (Preference)	144	7,651
Givaudan SA (Registered)	29	67,017
Israel Chemicals Ltd.	688	2,794
Johnson Matthey plc	432	17,970
JSR Corp.	600	11,814
Koninklijke DSM NV	169	16,168
Kuraray Co. Ltd.	1,700	32,083
Linde AG	326	71,011
Lintec Corp.	200	5,584
Orica Ltd.	282	3,992
Sika AG	1	7,943
Solvay SA	26	3,618
Umicore SA	454	21,509
Yara International ASA	613	28,232
		580,723
Commercial Services & Supplies – 1.0%
Babcock International Group plc	464	4,428
Brambles Ltd.	4,437	34,947
Dai Nippon Printing Co. Ltd.	500	11,154
Edenred	463	13,443
G4S plc	3,264	11,789
ISS A/S	538	20,851
Park24 Co. Ltd.	600	14,365
Secom Co. Ltd.	900	67,966
Societe BIC SA	96	10,566
		189,509
Construction & Engineering – 1.1%
ACS Actividades de Construccion y Servicios SA	459	17,979
Boskalis Westminster	231	8,718
Bouygues SA	432	22,467

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
COMSYS Holdings Corp.	400	$11,593
Ferrovial SA	1,879	42,701
Vinci SA	874	89,365
		192,823
Construction Materials – 0.8%
Adelaide Brighton Ltd.	1,792	9,138
CRH plc	1,482	53,307
CSR Ltd.	2,128	7,923
Fletcher Building Ltd.	2,308	12,475
James Hardie Industries plc, CHDI	1,392	24,628
LafargeHolcim Ltd. (Registered)*	593	33,438
		140,909
Containers & Packaging – 0.3%
Amcor Ltd.	3,039	36,653
Huhtamaki OYJ	85	3,572
Orora Ltd.	3,184	8,442
		48,667
Distributors – 0.0%(a)
Inchcape plc	580	6,139
Diversified Consumer Services – 0.0%(a)
Benesse Holdings, Inc.	200	7,057
Diversified Financial Services – 0.9%
Corp. Financiera Alba SA	116	6,647
Industrivarden AB, Class A	913	23,596
Industrivarden AB, Class C	741	18,327
Investment AB Latour, Class B	320	3,944
Investor AB, Class B	2,208	100,887
Sofina SA	33	5,197
		158,598
Diversified Telecommunication Services – 5.0%
BCE, Inc.	1,052	50,696
Bezeq The Israeli Telecommunication Corp. Ltd.	8,912	13,503
BT Group plc	35,216	129,434
Deutsche Telekom AG (Registered)	6,696	118,960
Elisa OYJ	541	21,256
Inmarsat plc	348	2,310
Nippon Telegraph & Telephone Corp.	1,700	79,997
Orange SA	4,416	76,757
Proximus SADP	592	19,442
Singapore Telecommunications Ltd.	18,300	48,886
Spark New Zealand Ltd.	8,998	23,230
Swisscom AG (Registered)	70	37,245
TDC A/S	1,120	6,888
Telefonica Deutschland Holding AG	3,204	16,105
Telefonica SA	9,998	97,546
Telenor ASA	2,966	63,785
Telia Co. AB	8,714	38,900

Investments	Number of Shares	Value
Telstra Corp. Ltd.	15,421	$43,783
TELUS Corp.	568	21,588
		910,311
Electric Utilities – 2.4%
AusNet Services	5,120	7,228
CK Infrastructure Holdings Ltd.	1,500	12,885
CLP Holdings Ltd.	6,000	61,364
Contact Energy Ltd.	3,168	12,527
EDP – Energias de Portugal SA	4,720	16,351
Endesa SA	1,574	33,747
Enel SpA	15,613	96,178
Fortum OYJ	1,007	19,952
Hokuriku Electric Power Co.	400	3,221
Mercury NZ Ltd.	2,432	5,829
Orsted A/S(b)	230	12,564
Power Assets Holdings Ltd.	2,500	21,091
Red Electrica Corp. SA	1,693	38,036
SSE plc	3,718	66,390
Terna Rete Elettrica Nazionale SpA	5,966	34,702
		442,065
Electrical Equipment – 1.7%
ABB Ltd. (Registered)	5,401	144,766
Legrand SA	560	43,165
Philips Lighting NV(b)	163	5,989
Schneider Electric SE*	1,233	104,914
		298,834
Electronic Equipment, Instruments & Components – 0.6%
Halma plc	996	16,977
Hirose Electric Co. Ltd.	100	14,621
Kyocera Corp.	900	58,905
Venture Corp. Ltd.	1,400	21,444
		111,947
Energy Equipment & Services – 0.2%
TechnipFMC plc	913	28,340
Tenaris SA	844	13,337
		41,677
Equity Real Estate Investment Trusts (REITs) – 5.2%
Ascendas REIT	10,500	21,371
CapitaLand Commercial Trust	8,400	12,131
CapitaLand Mall Trust	12,600	20,082
Dexus	7,017	53,511
Fonciere Des Regions	73	8,282
Gecina SA	192	35,482
Goodman Group	7,437	48,978
GPT Group (The)	11,521	46,047
Hammerson plc	1,650	12,209
Kiwi Property Group Ltd.	6,352	6,347
Klepierre SA	861	37,908

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Link REIT	13,000	$120,483
Mirvac Group	23,396	43,003
RioCan REIT	2,024	39,351
Scentre Group	35,552	116,511
Shopping Centres Australasia Property Group	5,904	10,760
Stockland	14,217	49,817
Suntec REIT	8,600	13,836
Unibail-Rodamco SE	489	123,310
Vicinity Centres	17,440	37,103
Westfield Corp.	12,000	89,071
		945,593
Food & Staples Retailing – 2.5%
Booker Group plc	4,880	15,117
Colruyt SA	192	9,997
Distribuidora Internacional de Alimentacion SA	1,390	7,182
ICA Gruppen AB	262	9,533
Jeronimo Martins SGPS SA	732	14,235
Kesko OYJ, Class B	240	13,041
Lawson, Inc.	300	19,947
Metro, Inc.	200	6,425
Seven & i Holdings Co. Ltd.	2,300	95,614
Wesfarmers Ltd.	5,588	194,144
Woolworths Group Ltd.	3,356	71,659
		456,894
Food Products – 4.2%
Marine Harvest ASA*	1,413	24,012
Nestle SA (Registered)	7,714	663,349
Orkla ASA	2,999	31,917
Saputo, Inc.	437	15,758
Tate & Lyle plc	1,056	10,042
Toyo Suisan Kaisha Ltd.	200	8,549
Want Want China Holdings Ltd.	7,000	5,865
		759,492
Gas Utilities – 0.6%
APA Group	3,969	25,859
Gas Natural SDG SA	902	20,850
Hong Kong & China Gas Co. Ltd.	14,800	29,004
Osaka Gas Co. Ltd.	1,400	26,969
Rubis SCA	138	9,774
		112,456
Health Care Equipment & Supplies – 0.8%
Cochlear Ltd.	96	12,857
Coloplast A/S, Class B	432	34,384
Fisher & Paykel Healthcare Corp. Ltd.	1,686	17,207
Koninklijke Philips NV	1,600	60,597
Smith & Nephew plc	1,441	25,107
		150,152

Investments	Number of Shares	Value
Health Care Providers & Services – 0.2%
Miraca Holdings, Inc.	200	$8,566
Ryman Healthcare Ltd.	816	6,146
Sonic Healthcare Ltd.	1,036	18,524
		33,236
Hotels, Restaurants & Leisure – 1.3%
Carnival plc	325	21,507
Compass Group plc	2,338	50,604
Crown Resorts Ltd.	1,296	13,198
Flight Centre Travel Group Ltd.	118	4,083
InterContinental Hotels Group plc	395	25,215
SKYCITY Entertainment Group Ltd.	2,384	7,036
Sodexo SA	160	21,528
Tabcorp Holdings Ltd.	5,399	23,564
TUI AG	1,257	26,186
Whitbread plc	424	22,943
William Hill plc	2,560	11,151
		227,015
Household Durables – 0.4%
Bellway plc	221	10,652
Berkeley Group Holdings plc	248	14,080
Persimmon plc	685	25,371
Taylor Wimpey plc	11,233	31,364
		81,467
Household Products – 0.9%
Reckitt Benckiser Group plc	1,820	170,346
Independent Power and Renewable Electricity Producers – 0.1%
Meridian Energy Ltd.	3,136	6,524
Uniper SE	416	12,988
		19,512
Industrial Conglomerates – 2.4%
CK Hutchison Holdings Ltd.	6,000	75,295
Hopewell Holdings Ltd.	3,000	11,072
Jardine Matheson Holdings Ltd.	400	24,300
Keppel Corp. Ltd.	3,200	17,599
NWS Holdings Ltd.	4,000	7,215
Siemens AG (Registered)	1,977	275,738
Smiths Group plc	707	14,250
		425,469
Insurance – 1.7%
Admiral Group plc	915	24,780
Direct Line Insurance Group plc	3,269	16,879
Euler Hermes Group	48	7,021
Gjensidige Forsikring ASA	368	6,969
Great-West Lifeco, Inc.	452	12,662
Insurance Australia Group Ltd.	7,514	42,550
Intact Financial Corp.	324	27,149
Medibank Pvt Ltd.	12,964	33,360

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Sampo OYJ, Class A	1,751	$96,299
Sun Life Financial, Inc.	880	36,438
Tryg A/S	350	8,761
		312,868
Internet Software & Services – 0.1%
Yahoo Japan Corp.	2,500	11,474
IT Services – 0.5%
Amadeus IT Group SA	896	64,673
Computershare Ltd.	1,322	16,854
Nomura Research Institute Ltd.	100	4,652
		86,179
Leisure Products – 0.0%(a)
Sankyo Co. Ltd.	300	9,441
Machinery – 2.1%
Alfa Laval AB	399	9,444
ANDRITZ AG	160	9,046
Atlas Copco AB, Class A	1,454	62,902
Atlas Copco AB, Class B	1,000	38,425
GEA Group AG	380	18,257
IMI plc	1,035	18,663
Kone OYJ, Class B	1,493	80,281
Kurita Water Industries Ltd.	400	12,996
Makita Corp.	800	33,626
MAN SE	48	5,499
OSG Corp.	200	4,332
Sandvik AB	1,664	29,205
Schindler Holding AG	48	11,048
Schindler Holding AG (Registered)	16	3,620
SKF AB, Class B	979	21,786
Spirax-Sarco Engineering plc	73	5,550
Zardoya Otis SA	976	10,689
		375,369
Marine – 0.2%
Kuehne + Nagel International AG (Registered)	208	36,819
Media – 1.6%
Axel Springer SE	64	5,005
Daiichikosho Co. Ltd.	200	9,978
Daily Mail & General Trust plc, Class A	464	3,744
Hakuhodo DY Holdings, Inc.	500	6,494
ITV plc	12,128	27,152
JCDecaux SA	160	6,456
Lagardere SCA	159	5,103
Mediaset Espana Comunicacion SA	464	5,215
Pearson plc	1,744	17,364
ProSiebenSat.1 Media SE	652	22,474
Publicis Groupe SA	460	31,292
RTL Group SA	192	15,463
SES SA, FDR	731	11,420

Investments	Number of Shares	Value
Shaw Communications, Inc., Class B	1,232	$28,210
Singapore Press Holdings Ltd.	4,600	9,122
SKY Network Television Ltd.	2,448	4,892
Sky plc*	2,183	29,885
WPP plc	2,400	43,537
		282,806
Metals & Mining – 0.4%
Maruichi Steel Tube Ltd.	300	8,788
Norsk Hydro ASA	2,557	19,492
Rio Tinto Ltd.	867	51,408
		79,688
Multiline Retail – 0.4%
Canadian Tire Corp. Ltd., Class A	82	10,726
Harvey Norman Holdings Ltd.	2,352	7,671
Marks & Spencer Group plc	4,912	20,918
Next plc	537	32,871
		72,186
Multi-Utilities – 2.1%
AGL Energy Ltd.	2,546	48,509
Canadian Utilities Ltd., Class A	356	10,629
Centrica plc	16,128	29,955
Engie SA	4,816	82,900
Innogy SE(b)	311	12,203
National Grid plc	12,406	146,861
Suez	864	15,215
Veolia Environnement SA	959	24,500
		370,772
Oil, Gas & Consumable Fuels – 5.1%
ARC Resources Ltd.	720	8,476
Caltex Australia Ltd.	802	21,359
Enagas SA	916	26,255
Enbridge, Inc.	3,580	140,463
Eni SpA	5,038	83,485
Imperial Oil Ltd.	200	6,262
Inter Pipeline Ltd.	936	19,445
Koninklijke Vopak NV	101	4,435
Neste OYJ	208	13,325
Pembina Pipeline Corp.	880	31,964
Snam SpA	9,176	44,956
Statoil ASA	1,527	32,708
TOTAL SA	6,602	365,030
TransCanada Corp.	1,071	52,296
Woodside Petroleum Ltd.	2,444	63,235
		913,694
Paper & Forest Products – 0.4%
Mondi plc	601	15,699
Svenska Cellulosa AB SCA, Class B	1,216	12,557
UPM-Kymmene OYJ	1,158	36,029
		64,285

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Personal Products – 2.9%
Kao Corp.	1,600	$108,215
L'Oreal SA	581	129,033
Unilever NV, CVA	2,995	168,869
Unilever plc	1,969	109,885
		516,002
Pharmaceuticals – 14.8%
Astellas Pharma, Inc.	9,900	126,288
AstraZeneca plc	2,649	183,508
Bayer AG (Registered)	1,199	149,735
GlaxoSmithKline plc	19,754	353,401
Mitsubishi Tanabe Pharma Corp.	700	14,491
Novartis AG (Registered)	6,807	575,574
Novo Nordisk A/S, Class B	4,868	262,620
Orion OYJ, Class B	402	15,003
Recordati SpA	272	12,104
Roche Holding AG – BR	105	26,527
Roche Holding AG – Genusschein	2,400	607,081
Sanofi	3,846	331,823
		2,658,155
Professional Services – 1.6%
Adecco Group AG (Registered)	278	21,267
Bureau Veritas SA	720	19,704
Capita plc	1,584	8,590
DKSH Holding AG	64	5,599
Experian plc	2,016	44,616
RELX NV	2,418	55,646
RELX plc	2,592	60,975
SEEK Ltd.	608	9,040
SGS SA (Registered)	16	41,720
Wolters Kluwer NV	330	17,230
		284,387
Real Estate Management & Development – 3.2%
Alony Hetz Properties & Investments Ltd.	224	2,410
Daito Trust Construction Co. Ltd.	700	142,765
Deutsche Wohnen SE	1,128	49,385
Hang Lung Properties Ltd.	2,000	4,887
Henderson Land Development Co. Ltd.	3,800	25,034
Hongkong Land Holdings Ltd.	4,700	33,088
Kerry Properties Ltd.	1,500	6,745
LEG Immobilien AG	331	37,874
LendLease Group	1,230	15,729
Sino Land Co. Ltd.	10,000	17,704
Sun Hung Kai Properties Ltd.	4,827	80,519
Swire Pacific Ltd., Class A	500	4,628
Swire Properties Ltd.	4,200	13,539
Swiss Prime Site AG (Registered)*	128	11,821
Vonovia SE	2,071	102,931
Wharf Holdings Ltd. (The)	3,000	10,362

Investments	Number of Shares	Value
Wharf Real Estate Investment Co. Ltd.*	3,000	$19,956
		579,377
Road & Rail – 1.0%
Aurizon Holdings Ltd.	7,537	29,239
Canadian National Railway Co.	1,382	114,326
ComfortDelGro Corp. Ltd.	10,600	15,705
Kintetsu Group Holdings Co. Ltd.	300	11,505
MTR Corp. Ltd.	2,000	11,717
		182,492
Software – 0.2%
Sage Group plc (The)	1,103	11,907
Trend Micro, Inc.	300	17,017
		28,924
Specialty Retail – 1.2%
ABC-Mart, Inc.	100	5,743
Aoyama Trading Co. Ltd.	100	3,737
Autobacs Seven Co. Ltd.	400	7,677
Dixons Carphone plc	2,016	5,427
Fielmann AG	128	11,300
Hennes & Mauritz AB, Class B	2,924	60,462
Industria de Diseno Textil SA	1,511	52,700
Kingfisher plc	7,936	36,254
Shimachu Co. Ltd.	200	5,761
USS Co. Ltd.	900	19,063
		208,124
Technology Hardware, Storage & Peripherals – 2.6%
Samsung Electronics Co. Ltd., GDR(b)	385	461,230
Textiles, Apparel & Luxury Goods – 1.4%
Burberry Group plc	896	21,720
Cie Financiere Richemont SA (Registered)	587	53,188
HUGO BOSS AG	160	13,630
Luxottica Group SpA	303	18,610
LVMH Moet Hennessy Louis Vuitton SE	406	119,639
Pandora A/S	130	14,163
Yue Yuen Industrial Holdings Ltd.	2,000	7,854
		248,804
Tobacco – 3.1%
British American Tobacco plc	4,244	288,087
Imperial Brands plc	1,656	70,923
Japan Tobacco, Inc.	5,400	174,056
Swedish Match AB	727	28,698
		561,764
Trading Companies & Distributors – 0.4%
Ferguson plc	558	40,233
Howden Joinery Group plc	1,392	8,790
Rexel SA	553	10,040
Travis Perkins plc	666	14,118
		73,181

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Transportation Infrastructure – 1.1%
Abertis Infraestructuras SA	1,406	$31,319
Aena SME SA(b)	95	19,279
Aeroports de Paris	48	9,136
Atlantia SpA	960	30,341
Fraport AG Frankfurt Airport Services Worldwide	32	3,530
Hutchison Port Holdings Trust	19,200	7,968
Macquarie Atlas Roads Group	1,391	6,843
SATS Ltd.	3,200	12,451
Sydney Airport	3,136	17,292
Transurban Group	6,280	61,055
		199,214
Water Utilities – 0.3%
Pennon Group plc	1,649	17,466
Severn Trent plc	664	19,420
United Utilities Group plc	1,920	21,544
		58,430
Wireless Telecommunication Services – 3.5%
KDDI Corp.	6,700	166,801
M1 Ltd.	1,600	2,131
NTT DOCOMO, Inc.	7,500	177,164
Rogers Communications, Inc., Class B	836	42,736
StarHub Ltd.	3,200	6,824
Tele2 AB, Class B	933	11,486
Vodafone Group plc	67,984	216,119
		623,261
Total Common Stocks (Cost $16,883,135)		17,774,283
Exchange Traded Funds – 0.8%
iShares MSCI South Korea Capped ETF (Cost $130,180)	2,000	149,860
Total Investments — 99.5% (Cost $17,013,315)		17,924,143
Other Assets Less Liabilities — 0.5%		85,916
Net Assets — 100.0%		$18,010,059
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to either Regulation S or Rule 144A under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At December 31, 2017, the value of these securities amounted to $511,265 or 2.84% of net assets of the Fund.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,178,305
Aggregate gross unrealized depreciation	(300,487)
Net unrealized appreciation	$877,818
Federal income tax cost of investments (including derivative contracts, if any)	$17,046,325

O'Shares FTSE Russell International Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of December 31, 2017:

Australia	8.0%
Austria	0.1%
Belgium	0.5%
Canada	8.1%
China	0.0	%(a)
Denmark	2.0%
Finland	1.7%
France	10.8%
Germany	7.2%
Hong Kong	3.4%
Ireland	0.4%
Israel	0.1%
Italy	1.8%
Japan	10.0%
Luxembourg	0.2%
Netherlands	0.8%
New Zealand	0.6%
Norway	1.2%
Portugal	0.2%
Singapore	1.4%
South Africa	0.1%
South Korea	2.6%
Spain	2.6%
Sweden	2.7%
Switzerland	13.7%
United Kingdom	18.4%
United States	0.9%
Other(1)	0.5%
	100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Assets and Liabilities
December 31, 2017 (Unaudited)

	O'Shares FTSE Russell Small Cap Quality Dividend ETF	O'Shares FTSE Russell International Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$91,658,422	$17,924,143
Cash	69,513	38,989
Receivables:
Dividends	219,213	44,517
Receivable for capital shares issued	32,199	—
Reclaims	—	10,037
Total Assets	91,979,347	18,017,686
LIABILITIES
Cash denominated in foreign currency(2)	—	353
Payables:
Investment management fees	28,329	7,274
Total Liabilities	28,329	7,627
Net Assets	$91,951,018	$18,010,059
NET ASSETS CONSIST OF:
Paid-in capital	$88,697,803	$16,776,934
Undistributed net investment income (loss)	95,748	(31,265)
Undistributed net realized gain (loss)	234,072	352,635
Net unrealized appreciation on:
Investments	2,923,395	910,828
Translation of assets and liabilities denominated in foreign currencies	—	927
Net Assets	$91,951,018	$18,010,059
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	3,404,000	650,001
Net Asset Value	$27.01	$27.71
(1) Investments in securities, at cost	$88,735,027	$17,013,315
(2) Cost of foreign cash	$—	$(353)

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Operations
For the six months ended December 31, 2017 (Unaudited)

	O'Shares FTSE Russell Small Cap Quality Dividend ETF	O'Shares FTSE Russell International Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$974,641	$232,058
Foreign withholding tax on dividends	—	(22,179)
Total Investment Income	974,641	209,879
EXPENSES
Investment management fees (Note 4)	125,984	41,220
Total Expenses	125,984	41,220
Net Investment Income	848,657	168,659
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(447,356)	(89,530)
In-kind redemptions of investments	699,997	470,324
Foreign currency transactions	—	(26,913)
Net Realized Gain (Loss)	252,641	353,881
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	2,873,225	501,200
Translation of assets and liabilities denominated in foreign currencies	—	752
Net Change in Unrealized Appreciation	2,873,225	501,952
Net Realized and Unrealized Gain (Loss)	3,125,866	855,833
Net Increase in Net Assets Resulting from Operations	$3,974,523	$1,024,492

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O'Shares FTSE Russell Small Cap Quality Dividend ETF		O'Shares FTSE Russell International Quality Dividend ETF
	Six Months Ended December 31, 2017 (Unaudited)	For the period 12/30/16* – 06/30/17	Six Months Ended December 31, 2017 (Unaudited)	For the period 03/22/17* – 06/30/17
OPERATIONS
Net investment income	$848,657	$353,659	$168,659	$108,962
Net realized gain (loss)	252,641	56,452	353,881	(1,515)
Net change in unrealized appreciation	2,873,225	50,170	501,952	409,803
Net Increase in Net Assets Resulting from Operations	3,974,523	460,281	1,024,492	517,250
DISTRIBUTIONS
Net investment income	(854,442)	(252,126)	(235,712)	(72,905)
Net realized gain	(13,013)	—	—	—
Total Distributions	(867,455)	(252,126)	(235,712)	(72,905)
CAPITAL TRANSACTIONS
Proceeds from shares issued	56,981,673	39,192,103	9,415,537	11,458,553
Cost of shares redeemed	(6,361,149)	(1,276,832)	(4,097,156)	—
Net Increase (Decrease) from Capital Transactions	50,620,524	37,915,271	5,318,381	11,458,553
Total Increase (Decrease) in Net Assets	53,727,592	38,123,426	6,107,161	11,902,898
NET ASSETS
Beginning of period	$38,223,426	$100,000	$11,902,898	$—
End of Period	$91,951,018	$38,223,426	$18,010,059	$11,902,898
Accumulated undistributed net investment income (loss) included in end of period net assets	$95,748	$101,533	$(31,265)	$35,788
SHARE TRANSACTIONS
Beginning of period	1,504,000	4,000	450,001	—
Shares issued	—	—	150,000	1
Shares issued in-kind	2,150,000	1,550,000	200,000	450,000
Shares redeemed in-kind	(250,000)	(50,000)	(150,000)	—
Shares Outstanding, End of Period	3,404,000	1,504,000	650,001	450,001
*	Commencement of investment operations.

See accompanying notes to the financial statements.

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OSI ETF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions	Net asset value, end of period
O'Shares FTSE Russell Small Cap Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	$25.41	$0.43	$1.53	$1.96	$(0.36)	$—	(7)	$—	$(0.36)	$27.01
For the period 12/30/16* – 06/30/17	25.00	0.38	0.25	0.63	(0.22)	—		—	(0.22)	25.41
O'Shares FTSE Russell International Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	26.45	0.27	1.34	1.61	(0.35)	—		—	(0.35)	27.71
For the period 03/22/17* – 06/30/17	25.00	0.34	1.29	1.63	(0.18)	—		—	(0.18)	26.45
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(5)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(6)	In-kind transactions are not included in portfolio turnover calculations.
(7)	Per share amount is less than $0.01.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)				Total Return(3)
	Expenses	Net investment income	Net investment income excluding special dividends	Net investment income per share excluding special dividends	Net asset value(4)	Market value(5)	Portfolio turnover rate(3)(6)	Ending net assets (thousands)
O'Shares FTSE Russell Small Cap Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	0.48%	3.23%	3.23%	$0.43	7.79%	7.66%	27%	$91,951
For the period 12/30/16* – 06/30/17	0.48	2.99	2.86	0.36	2.52	2.68	7	38,223
O'Shares FTSE Russell International Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	0.48	1.96	1.96	$0.27	6.12	5.12	21	18,010
For the period 03/22/17* – 06/30/17	0.48	4.65	4.65	0.34	6.53	7.66	2	11,903

See accompanying notes to the financial statements.

OSI ETF Trust
Notes to Financial Statements
December 31, 2017 (Unaudited)

1. Organization

OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Russell International Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act.

The O’Shares FTSE Russell Small Cap Quality Dividend ETF commenced operations on December 30, 2016. The O’Shares FTSE Russell International Quality Dividend ETF commenced operations on March 22, 2017.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The compliance date for the FORM N-CEN is on June 1, 2018. The effective date for the FORM N-PORT has been extended for the Funds until April 1, 2020. The adoption had no effect on the Funds’ net assets or results of operations.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities not traded on an exchange are valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2017 for each Fund based upon the three levels defined above:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Investments
Common Stocks*	$91,658,422	$—	$—	$91,658,422
Total Investments	$91,658,422	$—	$—	$91,658,422
O’Shares FTSE Russell International Quality Dividend ETF
Investments
Common Stocks*	$17,774,283	$—	$—	$17,774,283
Exchange Traded Fund	149,860	—	—	149,860
Total Investments	$17,924,143	$—	$—	$17,924,143
*	See Schedules of Investments for segregation by industry type.

At December 31, 2017, there were no Level 2 or Level 3 securities held by the Funds for which significant unobservable inputs were used to determine fair value.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

The Funds disclose transfer between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 for the period ended December 31, 2017 based on levels assigned to securities as of June 30, 2017.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Organizational and Offering Expenses

O’Shares Investment Advisers, LLC (the “Adviser”) has agreed to pay the organizational and initial offering costs on behalf of the Funds. The organizational and initial offering costs include preparation and filing incorporation documents, bylaws, declarations of trust, registration statements, board materials, state and federal registration of shares and audit fees. As a result, organizational and offering expenses are not reflected in the Funds’ financial statements.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of June 30, 2017 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income received or paid from the Fund, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has the overall responsibility for the Funds’ investment program. The Adviser, on behalf of each Fund, has entered into a Sub-Advisory Agreement with Vident Investment Advisory, LLC (the “Sub-Adviser”). The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees the Sub-Adviser for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Under the Advisory Agreement, the Funds pay the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of each Fund.

Fund	Management Fee
O’Shares FTSE Russell Small Cap Quality Dividend ETF	0.48%
O’Shares FTSE Russell International Quality Dividend ETF	0.48%

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fee it receives from the Funds.

Under the Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

5. Administration, Fund Accounting and Transfer Agency Fees

JPMorgan Chase Bank, N.A. (“Administrator”) acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

7. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No distribution or service fees are currently paid by any Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost you more than paying other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer, Principal Financial Officer and Treasurer, and certain additional compliance support functions to the Funds. FFOS does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

8. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

9. Investment Transactions

For the period ended December 31, 2017, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$14,934,528	$14,979,553
O’Shares FTSE Russell International Quality Dividend ETF	7,504,467	3,490,156

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2017 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$6,306,021	$699,997
O’Shares FTSE Russell International Quality Dividend ETF	4,048,285	470,324

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

During the period presented in this report, the Funds received securities in exchange for subscription of shares (subscription-in-kind). For the period ended December 31, 2017, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$56,821,288
O’Shares FTSE Russell International Quality Dividend ETF	5,228,029

11. Principal Risks

Each Fund is subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Authorized Participants Concentration Risk.  Each Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk.  Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which each Fund may invest is rapidly rising.

Concentration Risk.  To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk.  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend-Paying Stocks Risk.  A Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities.

Equity Investing Risk.  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETFs and Other Investment Companies Risk.  The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, a Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Current political uncertainty surrounding the European Union (“EU”) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Geographic Concentration Risk.  Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of such Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated funds.

Index-Related Risk.  Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. Each Target Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

International Closed Market Trading Risk.  If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other ETFs.

Large Capitalization Securities Risk.  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk.  Liquidity risk exists when investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk.  The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk.  The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Multifactor Risk.  Each Target Index, and thus each Fund, seeks to achieve specific factor exposures. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures.

Premium-Discount Risk.  Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of a Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Quality Stocks Risk.  Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

REIT Risk.  A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk.  To the extent a Fund uses a representative sampling approach; it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Secondary Market Trading Risk.  Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although a Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk.  To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Small Capitalization Securities Risk.  The securities of small capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk.  Tracking error is the divergence of a Fund’s performance from that of its Target Index. Tracking error may occur due to, among other things, fees and expenses paid by a Fund, including the cost of buying and selling securities, that are not reflected in its Target Index. If a Fund is small, it may experience greater tracking error. If a Fund is not fully invested, holding cash balances may prevent it from tracking its Target Index. In addition, a Fund’s NAV may deviate from its Target Index if such Fund fair values a portfolio security at a price other than the price used by its Target Index for that security. To the extent a Fund uses a representative sampling strategy to track its Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk.  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

12. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

OSI ETF Trust
Expense Examples (Unaudited)
December 31, 2017

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2017.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2017.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Actual	$1,000.00	$1,077.90	$2.51	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares FTSE Russell International Quality Dividend ETF
Actual	$1,000.00	$1,061.20	$2.49	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

OSI ETF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

OSI ETF Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

OSI ETF Trust

60 State Street, Suite 700
Boston, MA 02109
www.oshares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(a)(1)	Code of ethics – Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles

Kevin Beadles

President

March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles

Kevin Beadles

President

March 9, 2018

By:	/s/ Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

March 9, 2018